Cash Flow Adjustments and Changes in Working Capital (Tables)	6 Months Ended
Dec. 31, 2020
Disclosure of cash flow statement [Abstract]
Schedule of cash flow statement adjustments

	Six Months Ended December 31
Non-cash adjustments	2020 £’000	2019 £’000
Depreciation and amortisation	11,431	8,743
Interest income	(53)	(353)
Interest expense	1,034	865
Foreign exchange (gain)/loss	4,877	3,529
Grant income	(509)	(376)
Research and development tax credit	(1,174)	(800)
Share based payment expense	11,896	6,996
Hyperinflation	9	(22)
Gain on sale of subsidiary	—	(2,215)
Gain on sublease recognition	—	(498)
Sublease discount unwind	28	(3)
(Gain)/loss from disposal of non-current assets	(46)	20
Total non-cash adjustments	27,486	15,886

	Six Months Ended 31 December
Net changes in working capital	2020 £’000	2019 £’000
(Increase) / Decrease in trade and other receivables	1,680	(8,948)
Increase / (Decrease) in trade and other payables	(7,279)	22,884
Total changes in working capital	(5,599)	13,936